UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2009
Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 405
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      September 30, 2009
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	83
Form 13F Information Table Value Total:	$144,365


List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     2549 34546.00 SH       SOLE                 34500.00             46.00
ABBOTT LABORATORIES            COM              002824100      847 17130.00 SH       SOLE                 16575.00            130.00
ACCENTURE LTD                  COM              G1150G111     2621 70329.00 SH       SOLE                 70000.00            329.00
ACTIVISION BLIZZARD INC        COM              00507V109     1872 151054.00SH       SOLE                151054.00
AMPHENOL CORP                  COM              032095101     1013 26874.00 SH       SOLE                 26874.00
APACHE CORP.                   COM              037411105     2382 25936.00 SH       SOLE                 25900.00             36.00
AT&T CORP COM                  COM              00206R102     2625 97192.00 SH       SOLE                 94000.00           1192.00
BANK OF AMERICA CORP.          COM              060505104     3554 210050.00SH       SOLE                210050.00
BEST BUY COMPANY INC.          COM              086516101     1977 52700.00 SH       SOLE                 52700.00
BROADCOM CORP CL A             COM              111320107     1893 61685.00 SH       SOLE                 60230.00            320.00
CHEVRON CORP.                  COM              166764100     2060 29249.00 SH       SOLE                 28745.00            204.00
CISCO SYS INC                  COM              17275R102     2661 113025.00SH       SOLE                108825.00           2700.00
CITIGROUP INC                  COM              172967101      194 40000.00 SH       SOLE                 40000.00
COACH INC                      COM              189754104     2259 68630.00 SH       SOLE                 68050.00             64.00
COCA COLA CO.                  COM              191216100     2092 38950.00 SH       SOLE                 38000.00            100.00
CORNING INC                    COM              219350105     1211 79100.00 SH       SOLE                 79100.00
COVIDIEN LTD                   COM              G2554F105     1161 26840.00 SH       SOLE                 25900.00            440.00
CSX CORP                       COM              126408103     2840 67846.00 SH       SOLE                 67045.00            301.00
CVB FINANCIAL CORP             COM              126600105       82 10764.00 SH       SOLE                  8964.00            600.00
CVS CORP                       COM              126650100     2221 62142.00 SH       SOLE                 61760.00            382.00
DEVON ENERGY CORP              COM              25179M103     2263 33609.00 SH       SOLE                 33550.00             59.00
DISCOVERY COMMUNICATIONS INC   COM              25470F104      213  7380.00 SH       SOLE                  7380.00
DOMINION RES INC               COM              25746U109      684 19825.00 SH       SOLE                 19675.00            150.00
DR PEPPER SNAPPLE GRP          COM              26138E109     1446 50300.00 SH       SOLE                 50300.00
EDWARDS LIFESCIENCES GRP       COM              28176E108     1544 22085.00 SH       SOLE                 21985.00            100.00
EXXON MOBIL CORP               COM              30231G102     3770 54952.00 SH       SOLE                 53775.00            535.00
FAMILY DOLLAR STORES           COM              307000109     1141 43215.00 SH       SOLE                 42725.00            490.00
FLOWSERVE CORP                 COM              34354P105     2142 21740.00 SH       SOLE                 21740.00
FMC CORP.                      COM              302491303     1019 18116.00 SH       SOLE                 17616.00
FPL GROUP INC                  COM              302571104     1693 30650.00 SH       SOLE                 30650.00
FREEPORT-MCMORAN COPPER        COM              35671D857     1616 23550.00 SH       SOLE                 23460.00             90.00
GAMESTOP CORP                  COM              36467W109     1694 64015.00 SH       SOLE                 64015.00
GENERAL MLS INC                COM              370334104     1021 15860.00 SH       SOLE                 15380.00            480.00
GILEAD SCIENCES INC            COM              375558103     1186 25510.00 SH       SOLE                 25510.00
GOLDMAN SACHS GROUP            COM              38141G104     2324 12605.00 SH       SOLE                 12605.00
GOODRICH CORP.                 COM              382388106     2214 40752.00 SH       SOLE                 39985.00            267.00
GOOGLE INC                     COM              38259P508     2174  4385.00 SH       SOLE                  4385.00
HEINZ H J CO                   COM              423074103     1079 27140.00 SH       SOLE                 25950.00            590.00
HESS CORP                      COM              42809H107     1216 22740.00 SH       SOLE                 22500.00            240.00
HEWLETT PACKARD CO             COM              428236103     2938 62225.00 SH       SOLE                 60465.00           1160.00
HUDSON CITY BANCORP            COM              443683107     1534 116635.00SH       SOLE                114035.00           1200.00
INTERNATIONAL BUS MACH         COM              459200101     2936 24543.00 SH       SOLE                 23910.00            250.00
JOHNSON & JOHNSON              COM              478160104     2273 37330.00 SH       SOLE                 35975.00            655.00
JP MORGAN & CO.                COM              46625H100     3170 72335.00 SH       SOLE                 70235.00           1100.00
KOHLS CORP                     COM              500255104     2013 35280.00 SH       SOLE                 35280.00
KRAFT FOODS INC                COM              50075N104      694 26415.00 SH       SOLE                 25295.00            120.00
LOCKHEED MARTIN CORP           COM              539830109      722  9250.00 SH       SOLE                  9250.00
LUBRIZOL CORP                  COM              549271104      193  2705.00 SH       SOLE                  2705.00
MASTERCARD                     COM              57636Q104     1284  6350.00 SH       SOLE                  6330.00             20.00
MCAFEE INC                     COM              579064106     1872 42750.00 SH       SOLE                 42750.00
MCDONALDS CORP                 COM              580135101     1502 26310.00 SH       SOLE                 24740.00            570.00
MCKESSON HBOC INC              COM              58155Q103     3668 61600.00 SH       SOLE                 60500.00            500.00
MICROSOFT CORP                 COM              594918104     3145 122283.00SH       SOLE                119100.00           1883.00
MYLAN LABORATORIES INC.        COM              628530107     2416 150900.00SH       SOLE                150900.00
NATIONAL OILWELL INC           COM              637071101     1211 28080.00 SH       SOLE                 27965.00            115.00
NIKE INC                       COM              654106103     2643 40855.00 SH       SOLE                 40400.00            455.00
NORTHERN TRUST CORP.           COM              665859104     1362 23410.00 SH       SOLE                 22000.00            810.00
NUCOR CORP                     COM              670346105     1514 32200.00 SH       SOLE                 32200.00
OCCIDENTAL PETE CORP           COM              674599105     1391 17745.00 SH       SOLE                 16865.00            880.00
ORACLE CORP                    COM              68389X105     2924 140325.00SH       SOLE                137225.00           1100.00
PEABODY ENERGY CORP            COM              704549104     2068 55564.00 SH       SOLE                 55564.00
PNC FINANCIAL SERVICES GROUP   COM              693475105     1476 30380.00 SH       SOLE                 30380.00
PROCTOR & GAMBLE               COM              742718109     2589 44700.00 SH       SOLE                 43680.00            320.00
PROGRESS ENERGY INC            COM              743263105     1346 34450.00 SH       SOLE                 33600.00            520.00
RESEARCH IN MOTION LTD         COM              760975102     2058 30426.00 SH       SOLE                 30000.00             74.00
ROSS STORES INC.               COM              778296103      243  5080.00 SH       SOLE                  4930.00            150.00
SMUCKER JM COMPANY             COM              832696405     1600 30185.00 SH       SOLE                 29920.00
STANDARD & POORS MIDCAP 400 DE COM              595635103      394  3143.00 SH       SOLE                  2880.00            263.00
STATE STR CORP                 COM              857477103     2183 41495.00 SH       SOLE                 40500.00            495.00
SYBASE, INC.                   COM              871130100      217  5583.00 SH       SOLE                  5583.00
TARGET CORP.                   COM              87612E106     1973 42262.00 SH       SOLE                 41800.00            167.00
TEVA PHARMACEUTICAL            COM              881624209     3127 61840.00 SH       SOLE                 60700.00           1140.00
THERMO FISHER SCIENTIFIC       COM              883556102     1869 42800.00 SH       SOLE                 42200.00
TJX COS INC NEW                COM              872540109     2164 58260.00 SH       SOLE                 58260.00
TRANSOCEAN INC                 COM              H8817H100     1214 14197.01 SH       SOLE                 14045.00            152.01
UNITED TECHNOLOGIES CP         COM              913017109     2434 39940.00 SH       SOLE                 38975.00            565.00
UNUMPROVIDENT CORP             COM              91529Y106     1965 91650.00 SH       SOLE                 91650.00
VERIZON COMMUNICATIONS         COM              92343V104     2008 66348.00 SH       SOLE                 65500.00            848.00
WELLS FARGO & CO               COM              949746101     2695 95640.00 SH       SOLE                 95640.00
ISHARES TR IBOXX INV                            464287242        5   49.000 SH       SOLE                                     49.000
ISHARES TR S&P NATL MUN                         464288414      314 2965.000 SH       SOLE                                   2965.000
POWERSHARES GLOBAL ETF INSUR N                  73936T474      231 9500.000 SH       SOLE                                   9500.000
SPDR SERIES TRUST BRCLYS MUNI                   78464A458      237 10178.000SH       SOLE                                  10178.000